Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Operating activities
Net loss	$ (6,263,000)	$ (14,371,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,070,000	1,902,000
Amortization of stock issued for services	144,000	225,000
Fair value of derivative liabilities in excess of proceeds		1,867,000
Impairment of patents		48,000
Depreciation and amortization	276,000	219,000
Inventory write-off	50,000
Change in fair value of derivative liabilities	277,000	5,481,000
Changes in operating assets and liabilities:
Accounts receivable	(34,000)	(74,000)
Inventories	27,000	(143,000)
Prepaid expenses	(58,000)	(8,000)
Accounts payable and accrued liabilities	(59,000)	(131,000)
Deferred rent	8,000	(6,000)
Net cash used in operating activities	(4,562,000)	(4,991,000)
Investing activities
Investment in patents	(20,000)	(15,000)
Purchases of property, plant and equipment	(206,000)	(390,000)
Net cash used in investing activities	(226,000)	(405,000)
Financing activities
Net proceeds from the sale of common stock	1,049,000	8,000,000
Net proceeds from the exercise of warrants	185,000	1,269,000
Net cash provided by financing activities	1,234,000	9,269,000
Net decrease and increase in cash and cash equivalents	(3,554,000)	3,873,000
Cash and cash equivalents at beginning of year	5,194,000	1,321,000
Cash and cash equivalents at end of year	1,640,000	5,194,000
Supplemental disclosure of cash flow information
Cash paid for taxes	7,000	2,000
Noncash Investing and Financing activities
Warrant liability removed due to settlements	226,000	13,550,000
Restricted stock unit cancelation	38,000
Fair value of warrant liability at issuance		9,867,000
Common stock issued for prepaid services		$ 290,000